Income Taxes (Income Taxes Included in The Statement of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income (loss) before income taxes		$ 5,622	$ (11,936)	$ 3,916
Statutory tax rate		25.00%	26.50%	26.50%
Theoretical income tax expense (benefit)		$ 1,406	$ (3,163)	$ 1,038
Tax expense (benefits) arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China		(198)	(523)	(1,215)
Change in valuation allowance	[1]	(721)	308	(40)
Non-deductible expenses	[2]	182	640	55
Differences between foreign currencies and dollar-adjusted financial statements-net		6	283	952
Foreign tax rate differential		(63)	(44)	(13)
Undistributed earnings of subsidiary			490
Change in tax rate		592
Other		(316)	186	(198)
Actual income tax expense (benefit)		$ 888	$ (1,823)	$ 579
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Basic		$ 0.00	$ 0.00	$ (0.04)
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Diluted		$ 0.00	$ 0.00	$ (0.04)
Net operating loss carry forwards		$ 23	$ 134	$ 42

[1]	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $23, $134 and $42, for the years ended December 31, 2016, 2015 and 2014, respectively.
[2]	Including non-deductible share based compensation.